OPERATIONS IN UKRAINE (Tables)	12 Months Ended
Dec. 31, 2019
OPERATIONS IN UKRAINE
Schedule of carrying amounts of assets and liabilities pertaining to the discontinued operation and reconciliation of the loss on disposal

As of December 3, 2019, the carrying amounts of assets and liabilities pertaining to the discontinued operation and reconciliation of the loss on disposal were as follows:

Property, plant and equipment	26,037
Rights-of-use assets	8,175
Intangible assets	18,124
Goodwill	114
Other non-current assets	1,534
Other current assets	10,760
Cash and cash equivalents	4,181
Non-current liabilities	(9,009)
Current liabilities	(17,979)
Accumulated other comprehensive loss	7,948

Total consideration	(44,386)
In the form of:
Cash and cash equivalents (USD 645 million)	(41,567)
Deferred consideration (USD 12 million)	(774)
Fair value of contingent consideration (variable earn-out) as of December 3, 2019 (USD 32 million)	(2,045)

Loss on disposal	5,499

Net cash inflow arising on disposal:	37,386
Cash consideration received	41,567
Less: cash and cash equivalents disposed of	(4,181)

Schedule of discontinued operations included in the consolidated statements of profit or loss and cash flows

	2019	2018	2017
Revenue	36,675	28,826	24,992
Expenses	(28,564)	(22,094)	(18,412)
Profit before tax	8,111	6,732	6,580
Attributable tax expense	(2,018)	(1,575)	(1,197)
Profit for the period	6,093	5,157	5,383
Loss on disposal	(5,499)	—	—
Currency revaluation loss on deferred consideration	(30)	—	—
Earn-out revaluation	(32)	—	—
Net income attributable to discontinued operations	532	5,157	5,383

Cash flows from (used in) discontinued operation are presented as follows:

	2019	2018	2017

Net cash provided by operating activities	17,343	16,773	11,271
Net cash used in investing activities	(13,046)	(15,724)	(10,276)
Net cash used in financing activities	(1,114)	(1,057)	(72)